CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	General partner	Common units Limited partners	Series A Preferred Units	Series B Preferred Units	Series E Preferred Units	Issued Capital And Additional Paid-In Capital Class A common units Limited partners	Issued Capital And Additional Paid-In Capital Class B common units Limited partners	Issued Capital And Additional Paid-In Capital Common units Limited partners	Preferred Units	Preferred Units Series A Preferred Units	Preferred Units Series B Preferred Units	Preferred Units Series E Preferred Units	General Partner General partner	Accumulated other comprehensive income	Non-controlling interests
Number of shares outstanding at beginning of period at Jan. 01, 2019							0	0	410,315	15,800
Beginning balance, equity at Jan. 01, 2019	$ 793,033						$ 0	$ 0	$ 350,088	$ 384,274				$ 10,971	$ 7,361	$ 40,339
Net income (loss)	(159,067)	$ (1,384)	$ (181,424)						$ (181,424)	$ 32,150				(1,384)		(8,409)
Other comprehensive income (loss)	(2,951)														(2,951)
Dividends declared				$ (10,874)	$ (10,626)	$ (10,650)					$ (10,874)	$ (10,626)	$ (10,650)
Other distributions	(3,636)															(3,636)
Contribution from non-controlling interests in subsidiaries	1,500															1,500
Equity based compensation and other (shares)									834
Equity based compensation and other	1,073								$ 1,073
Number of shares outstanding at end of period at Dec. 31, 2019							0	0	411,149	15,800
Ending balance, equity at Dec. 31, 2019	597,802						$ 0	$ 0	$ 169,737	$ 384,274				9,587	4,410	29,794
Exchange of equity instruments (in shares)							5,217	405,932	(411,149)
Exchange of equity instruments	0						$ 2,154	$ 167,583	$ (169,737)
Net income (loss)	(346,163)						(4,674)	(363,667)		32,103				(2,771)		(7,154)
Other comprehensive income (loss)	(339)														(339)
Dividends declared				$ (10,855)	$ (10,613)	$ (10,636)					$ (10,855)	$ (10,613)	$ (10,636)
Other distributions	(4,750)															(4,750)
Contribution of Capital from Brookfield	37,060							37,060
Repurchase of Preferred Units	(6,200)						20	1,529		$ (7,761)				12
Repurchase of Preferred Units (in shares)										(311)
Equity based compensation and other	(407)						$ (5)	$ (402)
Number of shares outstanding at end of period at Dec. 31, 2020							5,217	405,932	0	15,489
Ending balance, equity at Dec. 31, 2020	$ 244,899						$ (2,505)	$ (157,897)	$ 0	$ 376,512				$ 6,828	$ 4,071	$ 17,890